Valuation adjustments - Changes - FVTOCI (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial instruments
Cumulative valuation adjustments beginning balance, FVTOCI	$ (2,083)
Valuation adjustments, FVTOCI	(6,705)	$ (6,724)	$ 3,565
Amounts reclassified to the consolidated income statement, FVTOCI	(41)	(781)	(843)
Income tax, FVTOCI	2,210	1,402	(1,056)
Cumulative valuation adjustments ending balance, FVTOCI	(6,637)	(2,083)
Debt instruments
Financial instruments
Valuation adjustments, FVTOCI	(6,705)	(6,724)
Income tax, FVTOCI	2,210	1,402	(1,056)
Equity investments
Financial instruments
Valuation adjustments, FVTOCI	(18)	(76)
Financial assets at fair value through other comprehensive income category | Debt and equity instruments
Financial instruments
Cumulative valuation adjustments beginning balance, FVTOCI	(2,083)	4,073
Valuation adjustments, FVTOCI	(6,723)	(6,800)
Amounts reclassified to the consolidated income statement, FVTOCI	(41)	(781)
Income tax, FVTOCI	2,210	1,425
Cumulative valuation adjustments ending balance, FVTOCI	(6,637)	(2,083)	4,073
Financial assets at fair value through other comprehensive income category | Debt instruments
Financial instruments
Cumulative valuation adjustments beginning balance, FVTOCI	(2,178)	3,925
Valuation adjustments, FVTOCI	(6,705)	(6,724)	3,560
Amounts reclassified to the consolidated income statement, FVTOCI	(113)	(781)
Income tax, FVTOCI	2,236	1,402
Cumulative valuation adjustments ending balance, FVTOCI	(6,760)	(2,178)	3,925
Financial assets at fair value through other comprehensive income category | Equity investments
Financial instruments
Cumulative valuation adjustments beginning balance, FVTOCI	95	148
Valuation adjustments, FVTOCI	(18)	(76)
Amounts reclassified to the consolidated income statement, FVTOCI	72
Income tax, FVTOCI	(26)	23
Cumulative valuation adjustments ending balance, FVTOCI	$ 123	$ 95	$ 148